UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vicky Edwards
Title: VP, General Counsel and Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Vicky Edwards"                	Burlington, Ontario, Canada	 April 28, 2011
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	64

Form 13F Information Table Value Total: 	$998,031
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at March 31, 2011

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS

ABB LTD				SPONSORED ADR	  000375204	1158		47860	SH 	 SOLE		47860
AMERIPRISE FINL INC		COM		  03076C106	2321		38000	SH 	 SOLE		38000
AON CORP			COM		  037389103	265		5000	SH 	 SOLE		5000
ARCHER DANIELS MIDLAND CO	COM		  039483AW2	65507		1819131	SH 	 SOLE		1819131
BANCO SANTANDER SA		ADR		  05964H105	1190		101601	SH 	 SOLE		101601
BANK NOVA SCOTIA HALIFAX	COM		  064149107	567		9264	SH 	 SOLE		9264
BANK OF AMERICA CORPORATION	COM		  60505104	3692		277000	SH 	 SOLE		277000
BANK OF NEW YORK MELLON CORP	COM		  64058100	299		10000	SH 	 SOLE		10000
BARCLAYS PLC			ADR		  06738E204	3926		216455	SH 	 SOLE		216455
BECTON DICKINSON & CO		COM		  075887109	518		6500	SH 	 SOLE		6500
BHP BILLITON LTD		SPONSORED ADR	  88606108	451		5670	SH 	 SOLE		5670
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	  112585104	650		20000	SH 	 SOLE		20000
CARNIVAL CORP			PAIRED CTF	  143658300	450		11725	SH 	 SOLE		11725
CME GROUP INC			COM		  12572Q105	407		1350	SH 	 SOLE		1350
CREDIT SUISSE GROUP		SPONSORED ADR	  225401108	894		21000	SH 	 SOLE		21000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	2068		35000	SH 	 SOLE		35000
DUN & BRADSTREET CORP DEL NE	COM		  26483E100	1324		16500	SH 	 SOLE		16500
EATON VANCE CORP		COM NON VTG	  278265103	1386		43000	SH 	 SOLE		43000
EQUIFAX INC			COM		  294429105	2078		53500	SH 	 SOLE		53500
FRANKLIN RES INC		COM		  354613101	15158		121190	SH 	 SOLE		121190
GLOBAL PMTS INC			COM		  37940X102	3156		64508	SH 	 SOLE		64508
GOLDMAN SACHS GROUP INC		COM		  38141G104	1475		9300	SH 	 SOLE		9300
HARTFORD FINL SVCS GROUP INC	COM		  416515104	3582		133000	SH 	 SOLE		133000
HSBC HLDGS PLC			SPON ADR NEW	  404280406	9879		190705	SH 	 SOLE		190705
ICICI BK LTD			ADR		  45104G104	7126		143000	SH 	 SOLE		143000
ING GROEP N V			SPONSORED ADR	  456837103	342		26900	SH 	 SOLE		26900
INVESCO LTD			SHS		  G491BT108	87027		3404800	SH 	 SOLE		3404800
JPMORGAN CHASE & CO		COM		  46625H100	11996		260215	SH 	 SOLE		260215
LENDER PROCESSING SVCS INC	COM		  52602E102	225		7000	SH 	 SOLE		7000
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	833		225000	SH 	 SOLE		225000
MANULIFE FINL CORP		COM		  56501R106	3888		219529	SH 	 SOLE		219529
MASTERCARD INC			CL A		  57636Q104	3411		13550	SH 	 SOLE		13550
METLIFE INC			COM		  59156R108	2415		54000	SH 	 SOLE		54000
MORGAN STANLEY			COM NEW		  617446448	1488		54450	SH 	 SOLE		54450
NOBLE CORPORATION BAAR		NAMEN -AKT	  H5833N103	48476		1062614	SH 	 SOLE		1062614
NOMURA HLDGS INC		SPONSORED ADR	  65535H208	442		85000	SH 	 SOLE		85000
NORTHERN TR CORP		COM		  665859104	694		13675	SH 	 SOLE		13675
OPPENHEIMER HLDGS INC		CL A NON VTG	  683797104	7118		212400	SH 	 SOLE		212400
PEPSICO INC			COM		  713448108	81374		1263379	SH 	 SOLE		1263379
POSCO				SPONSORED ADR	  693483109	579		5065	SH 	 SOLE		5065
PROCTER & GAMBLE CO		COM		  742718109	79728		1294289	SH 	 SOLE		1294289
PRUDENTIAL FINL INC		COM		  744320102	3150		51145	SH 	 SOLE		51145
RESEARCH IN MOTION LTD		COM		  760975102	73899		1309775	SH 	 SOLE		1309775
ROGERS COMMUNICATIONS INC	CL B		  775109200	83283		2296657	SH 	 SOLE		2296657
ROYAL BK CDA MONTREAL QUE	COM		  780087102	33630		544792	SH 	 SOLE		544792
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	264		20000	SH 	 SOLE		20000
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	291		4000	SH 	 SOLE		4000
SHAW COMMUNICATIONS INC		CL B CONV	  82028K200	31344		1490209	SH 	 SOLE		1490209
SIEMENS A G			SPONSORED ADR	  826197501	1236		9000	SH 	 SOLE		9000
SK TELECOM LTD			SPONSORED ADR	  78440P108	624		33200	SH 	 SOLE		33200
STATE STR CORP			COM		  857477103	786		17500	SH 	 SOLE		17500
STEWART INFORMATION SVCS COR	COM		  860372101	126		12000	SH 	 SOLE		12000
SUNCOR ENERGY INC NEW		COM		  867224107	70499		1575677	SH 	 SOLE		1575677
SYNGENTA AG			SPONSORED ADR	  87160A100	663		10170	SH 	 SOLE		10170
TELEFONICA S A			SPONSORED ADR	  879382208	303		12000	SH 	 SOLE		12000
THOMSON REUTERS CORP		COM		  884903105	1675		42790	SH 	 SOLE		42790
TORONTO DOMINION BK ONT		COM NEW		  891160509	117998		1336489	SH 	 SOLE		1336489
TOTAL S A			SPONSORED ADR	  89151E109	915		15000	SH 	 SOLE		15000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	321		4000	SH 	 SOLE		4000
UBS AG				SHS NEW		  H89231338	2611		145000	SH 	 SOLE		145000
VISA INC			COM CL A	  92826C839	3284		44610	SH 	 SOLE		44610
WAL MART STORES INC		COM		  931142103	81778		1571145	SH 	 SOLE		1571145
WELLS FARGO & CO NEW		COM		  949746101	28739		906300	SH 	 SOLE		906300
WILLIS GROUP HOLDINGS PUBLIC	SHS		  G96666105	1049		26000	SH 	 SOLE		26000

/TEXT
/DOCUMENT
/SUBMISSION